New standards	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4.  New standards

New standards and interpretations adopted

(a) Amendment to IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements

The amendments to IAS 1 help companies provide useful accounting policy disclosures. The adoption of the new standard effective January 1, 2023 did not impact the consolidated financial statements of the Company.

(b) Amendment to IAS 12 - International Tax Reform - Pillar Two Model Rules

In May 2023, the IASB issued International Tax Reform-Pillar Two Model Rules, which amended IAS 12, Income Taxes, to introduce a temporary exception to the requirements to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes, and targeted disclosure requirements for affected entities. The relief is effective immediately upon issuance of the amendments while the targeted disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2023. The Company has applied the exception and is currently assessing the impact of the disclosure requirements on its consolidated financial statements.

Based on the existing revenue thresholds applicable under the Pillar Two Model Rules, the Company is within the scope of the rules as gross revenues exceed 750,000 Euros. As the legislation has not been enacted or substantively enacted in Canada, the Company continues to evaluate the impact of the legislation on its consolidated financing statements.

New standards issued but not yet effective

(c) Amendment to IAS 1 - Presentation of Financial Statements

The amendments to IAS 1 clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. Classification is unaffected by the expectations that the entity will exercise its right to defer settlement of a liability. Lastly, the amendments clarify that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets. The amendments are effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company is still assessing the impact of adoption of this amendment on its consolidated financial statements.